Organization and principal activities	12 Months Ended
Dec. 31, 2013
Organization and principal activities [Abstract]
Organization and principal activities

1. Organization and principal activities

58.com Inc. (the "Company"), through its consolidated subsidiaries and variable interest entity ("VIE") and VIE's subsidiaries (collectively referred to as the "Group"), is primarily engaged in the operation of an online marketplace serving local merchants and consumers in the People's Republic of China (the "PRC" or "China") through its website 58.com.

As of December 31, 2013, the Company's major subsidiaries and VIE are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
China Classified Network Corporation ("CCNC BVI")	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited ("CCIC HK")	January 18, 2010	Hong Kong	100%
Beijing ChengshiWanglin Information Technology Co., Ltd. ("Wanglin" or "WFOE")	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology")	March 15, 2012	PRC	100%

VIE
Beijing 58 Information Technology Co., Ltd. ("Beijing 58")	December 12, 2005	PRC	100%

History of the Group and basis of presentation

The Company (formerly known as "China Classified Network (Cayman) Corporation") was incorporated as a limited liability company in the Cayman Islands in May 2011. Through a share exchange in July 2011, all the shareholders of CCNC BVI exchanged all of their outstanding ordinary and preference shares of CCNC BVI for ordinary and preference shares of the Company on a one-for-one basis. As a result, CCNC BVI became a wholly owned subsidiary of the Company. Given there was no change in each shareholder's proportionate shareholdings and respective rights and obligations before and after the share exchange, the transaction was accounted for in a manner similar to a pooling-of-interest with the assets and liabilities stated at their historical amounts in the Company's consolidated financial statements.

The Group began its operations in China in December 2005 through Beijing 58, a PRC limited liability company founded by Mr. Jinbo Yao, the CEO of the Group, and several angel investors (collectively "the Founding Shareholders"). Other entities within the Group listed above were established by the shareholders of the Company to facilitate the Group to conduct overseas financing and in anticipation of the Company's initial public offering overseas.

Through a series of contemplated transactions in July 2006, Chengshi Wangxun (Beijing) Information Technology Co., Ltd., or Wangxun, was established to control Beijing 58 through contractual arrangements and to receive overseas financing from SB Asia Investment Fund II L.P. ("SAIF"). Through another series of contemplated transactions in 2010, CCNC BVI became the parent company of the Group and received additional overseas financing from DCM V.L.P. and DCM Affiliates Fund V.L.P (Collectively, the "DCM") via (i) the establishment of CCNC BVI, (ii) the repurchase and issuance of shares by CCNC BVI to provide shareholders with their prior proportionate equity interests in the Group, (iii) the establishment of subsidiaries CCIC HK and Wanglin, (iv) a change in Beijing 58's primary beneficiary from Wangxun to Wanglin, (v) the issuance of preference shares. Throughout these reorganization transactions, the Group's business continued to be carried out by Beijing 58 without changes in senior management or changes in control of Beijing 58. Accordingly, pursuant to the guidance in ASC 805, "Business Combinations", the new entities that were established to consolidate Beijing 58 were identified as the acquirees for accounting purposes and there was no change in financial statements preparation basis as the result of these reorganization transactions.

A summary of the key equity transactions of the Group that have occurred is presented as follows, as if the Company had been incorporated as of the earliest period presented (all share information gives retroactive effect to the share splits that have occurred):

In December 2005, the Group issued 16,000,000 ordinary shares to Mr. Yao and other angel investors.

 In July 2006, August 2007 and May 2008, the Group issued 34,423,334, 4,464,758, and 14,102,384 ordinary shares of the Company to SAIF and Mr. Dong Yang, a partner at SAIF, in exchange for considerations of US$1,500, US$791 and US$2,500, respectively. In conjunction with the issuances of ordinary shares to SAIF, SAIF agreed to transfer 24,000,000 ordinary shares to Mr. Yao based on agreed schedules if he continued his employment with the Group for three years. As a result, the Group recognized share-based compensation expenses of US$151, US$363, US$363, and US$212 for the years ended December 31, 2006, 2007, 2008 and 2009, respectively. The ordinary shares received by SAIF had liquidation preference over other ordinary shares. SAIF did not gain control of the Group's business as a result of these transactions. SAIF did not receive any ordinary shares of the Group when CCNC BVI became the parent company of the Group. Instead, in March 2010, 27,028,572 of SAIF's ordinary shares were exchanged for 27,028,572 shares of Series A convertible and redeemable preference shares ("Series A Preference Shares") as part of the 2010 reorganization transactions described above. As a result of the exchange, SAIF received additional rights (mainly the redemption right) without paying additional consideration. The exchange was accounted for as a repurchase of ordinary shares and an issuance of Series A Preference Shares at fair value. The incremental fair value related to the additional rights of US$664 was recorded as a deemed dividend to SAIF in accumulated deficit in the absence of retained earnings and additional paid-in capital.

In 2007 and 2008, 2,908,088 and 4,065,612 ordinary shares of the Company were issued to certain employees for their past services to the Group, respectively. Share-based compensation expenses were measured based on the fair value of shares issued at the issuance dates, and were recognized immediately, in the amount of US$255 and US$633 for the years ended December 31, 2007 and 2008, respectively. 768,044 ordinary shares were subsequently repurchased by the Group for a total consideration of US$155 in March 2010.

In March 2010, the Group issued 19,047,620 Series A-1 convertible and redeemable preference shares (the "Series A-1 Preference Shares") to DCM for an aggregate proceeds of US$10,000 or US$0.53 per Series A-1 Preference Share. Out of this total, US$1,500 was received in January 2010 as a convertible note and then converted to Series A-1 Preference Shares. DCM did not get control of the Group's business as a result of its investment.

In March 2010, the Group repurchased and cancelled 7,685,712 ordinary shares from the founding angel investors for a total consideration of US$1,500, or US$0.20 per share.

In December, 2010, the Group issued 25,210,084 Series B convertible and redeemable preference shares (the "Series B Preference Shares") to a group of investors for aggregate proceeds of US$45,000or US$1.79 per Series B Preference Share. In March 2011, the Group issued additional 1,037,328 Series B Preference Shares to Recruit Co., Ltd. for aggregate consideration of US$2,100. In conjunction with Series B Preference Shares issuance, the redemption terms of Series A Preference Shares and SeriesA-1 Preference Shares were modified. There was no accounting impact of the modification as it is considered a transfer of wealth amongst holders of preference shares.

In August 2011, the Group issued 11,640,105 Series B-1 convertible and redeemable preference shares (the "SeriesB-1 Preference Shares") to WP X Asia Online Investment Holdings Limited ("WP"), for an aggregate purchase price of US$42,000 or US$3.608 per Series B-1 Preference Shares. As part of the conditions to purchase the above Series B-1 Preference Shares, WP requested Mr. Jinbo Yao to commit to purchase 3,602,890 Series B-1 Preference Shares at the same per share price (US$3.608 per share) or an aggregate price of US$13,000 within two months. To facilitate Mr. Jinbo Yao's fulfillment of his commitment with WP, WP obtained a right to purchase from the Group 3,602,890 Series B-1 Preference Shares for US$13,000 to be sold to Mr. Jinbo Yao within two months. WP exercised its right and purchased from the Group 3,602,890 Series B-1 Preference Shares for US$13,000 on September 30, 2011 and sold to Nihao China Corporation, a British Virgin Islands company wholly owned by Mr. Yao, for a cash consideration of US$3,000 and an interest-free promissory note of US$10,000 (the "Note") on October 4, 2011. The Note was secured by 2,771,454 Series B-1 Preference Shares held by Nihao China Corporation and became due and payable on July 23, 2012. On March 15, 2013, WP agreed to discharge Nihao China Corporation's obligation under the Note and took ownership of the 2,771,454 Series B-1 Preference Shares. The difference of US$753 between the fair value of the Series B-1 Preference Shares issued to Mr. Yao and the fair value of consideration paid by Mr. Yao (US$3,000 cash plus fair value of the Note) was considered as compensation given to Mr. Yao by principle shareholders for past services in connection with the issuance of Series B-1 Preference Shares to Mr. Yao. The fair value of the 2,771,454 Series B-1 Preference Shares was higher than the fair value of the Note of US$10,000 on March 15, 2013. Mr. Yao did not obtain any additional benefit from settlement of the Note. As such, there is no additional compensation expenses resulted from the settlement of the Note.

On October 17, 2013, concurrently with and subject to the completion of the IPO, DCM Hybrid RMB Fund, a fund affiliated with DCM V, L.P., the Group's existing shareholder, agreed to purchase from the Group US$15,000 Class A ordinary shares at a price per share equal to the IPO price adjusted to reflect the ADS-to-ordinary share ratio, or an aggregate of 1,764,706 Class A ordinary shares at a price of US$8.50 per Class A ordinary share.

The Company's ADSs commenced trading on October 31, 2013 on the New York Stock Exchange ("NYSE") and the underwriters subsequently exercised their options to purchase additional ADSs on November 5, 2013. As a result of the IPO and the concurrent private placement, the Company issued and sold a total of 27,064,706 Class A ordinary shares, including 12,650,000 American Depository Shares issued and sold during the IPO and 1,764,706 Class A ordinary shares purchased by DCM Hybrid RMB Fund at US$15,000 in the concurrent private placement. Each ADS represents two Class A ordinary shares. The net proceeds received by the Company from the IPO and the concurrent private placement, after deducting underwriter commissions, amounted to approximately US$214,954. Upon the completion of the IPO, all of the Company's 87,566,599 outstanding preference shares and 44,245,388 outstanding ordinary shares were converted into Class B ordinary shares immediately as of the same date at one-for-one basis. Please refer to Note 11 for the dual class structure.

Contractual arrangements with Beijing 58

To comply with PRC laws and regulations, the Group provides some of its services in China via Beijing 58. Under various contractual agreements, the Group or its designee has the exclusive right to acquire the ownership of Beijing 58 for a nominal consideration, or an adjusted price based on appraisal if required by the PRC laws, when permitted by PRC laws and regulations at the request of the Group any time. All voting rights of Beijing 58 are assigned to the Group and the Group has the right to appoint all directors and senior management personnel of Beijing 58. In addition, all shareholders of Beijing 58 have pledged their shares in Beijing 58 as collateral. As a result, the Company enjoys substantially all of the risks and rewards of ownership of Beijing 58 and exercises controls over it, along with its subsidiaries. Therefore, the Company is the ultimate primary beneficiary of Beijing 58 and has consolidated Beijing 58 and its subsidiaries.

The following is a summary of the Contractual Agreements:

Exclusive Business Cooperation Agreement

Under the amended-and-restated exclusive business cooperation agreement between the WFOE and Beijing 58 dated October10, 2011, the WFOE has the exclusive right to provide Beijing 58 the technical and business support and consulting services related to Beijing 58's business operations. The WFOE owns the intellectual property rights developed by either the WFOE or Beijing 58 in the performance of this agreement. Beijing 58 has agreed to pay a service fee to the WFOE based on services performed. The term of the exclusive business cooperation agreement is 10years and can be extended indefinitely at the WFOE's sole discretion. The WFOE has not yet collected any service fee payment from Beijing 58 as Beijing 58 is in an accumulated loss position.

Equity Interest Pledge Agreement

Under the amended-and-restated equity pledge agreements among Beijing 58, its shareholders and the WFOE dated June28, 2013, the shareholders have pledged their respective equity interests in Beijing 58 to secure Beijing 58's performance under the exclusive business cooperation agreement. The shareholders agree that they shall not sell, mortgage or dispose any of Beijing 58's equity interest without the prior written consent of the WFOE. During the equity pledge period, the WFOE is entitled to all dividends and other distributions made by Beijing 58. The equity pledge agreement will remain binding until Beijing 58 discharges all its obligations under the exclusive business cooperation agreement at the expiration of the exclusive business cooperation agreement.

Exclusive Option Agreement

Under the amended-and-restated exclusive option agreement among Beijing 58, its shareholders and the WFOE dated June 28, 2013, the shareholders of Beijing 58 irrevocably granted the WFOE or its designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in Beijing 58 from shareholders for a nominal consideration or a specified price equal to the loan provided by Wanglin to the individual shareholders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. The term of the exclusive option agreement is 10 years and can be extended indefinitely at the WFOE's sole discretion.

Power of Attorney

Pursuant to the amended-and-restated power of attorney signed among Beijing 58, its shareholders and the WFOE dated June28, 2013, the shareholders of Beijing 58 irrevocably appointed the WFOE as their exclusive agent and attorney and vested the WFOE with full power to exercise all their rights as shareholders of Beijing 58, including all voting rights. The power of attorney will remain in effect indefinitely as long as the shareholders remain as Beijing 58 shareholders.

Risks in Relation to the VIE Structure

As of December 31, 2013, the aggregate accumulated losses of VIE and VIE's subsidiaries were approximately US$73,549, which has been included in the consolidated financial statements.

The following financial statement amounts and balances of the Group's VIE and VIE's subsidiaries were included in the accompanying consolidated financial statements as of and for the three years ended December 31, 2011, 2012 and 2013:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Cash and cash equivalents	3,447	2,077	4,741
Short-term investments	3,174	13,841	14,762
Accounts receivable	2,675	467	1,622
Amounts due from related parties	726	2,152	73
Prepayments and other current assets	6,904	2,234	5,766
Property and equipment, net	5,603	4,529	2,362
Long-term prepayments	1,716	769	674
Total assets	24,245	26,069	30,000
Accounts payable	19,706	307	1,123
Deferred revenues	15,399	27,751	42,942
Customer advances and deposits	3,813	4,710	5,670
Taxes payable	936	1,872	1,751
Salary and welfare payable	6,646	7,165	8,471
Inter-company payable	66,314	61,486	40,565
Accrued expenses and other current liabilities	1,076	1,090	2,181
Total liabilities	113,890	104,381	102,703

	For the Year Ended December 31,
	2011	2012	2013
	US$	US$	US$
Revenue	41,325	68,867	72,427
Net income/(loss)	(74,246)	10,032	8,473
Net cash (used in)/provided by operating activities	(51,243)	(22,792)	4,116
Net cash used in investing activities	(10,343)	(12,674)	(1,555)
Net cash provided by financing activities	63,101	34,111	-

Under the contractual arrangements with Beijing 58 and through its equity interest in its subsidiaries, the Group has the power to direct activities of the VIE and VIE's subsidiaries and direct the transfer of assets out of the VIE and VIE's subsidiaries. Therefore the Group considers that there is no asset of the VIE and VIE's subsidiaries that can be used only to settle their obligations. As the consolidated VIE and VIE's subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the consolidated VIE and VIE's subsidiaries.

The Group believes that the contractual arrangements among the WFOE, Beijing 58 and its shareholders are in compliance with PRC law and are legally enforceable. The shareholders of Beijing 58 are also shareholders or nominees of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of Beijing 58 were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company's ability to control Beijing 58 also depends on the power of attorney and the WFOE has to vote on all matters requiring shareholder approval in Beijing 58. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group's business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group's right to collect revenues;

•	block the Group's websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group's business.

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of Beijing 58 (through its equity interest in its subsidiaries) or the right to receive their economic benefits, the Group would no longer be able to consolidate Beijing 58 and its subsidiaries. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with its VIE is remote.

There is no VIE for which the Company has variable interest but is not the primary beneficiary.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to Beijing 58. As the Company is conducting its business mainly through Beijing 58, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The Company's VIE's assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers, which were in the line of "Property and equipment, net" in the table above. The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license ("ICP" license), trademarks, copyrights and registered patents, which have no recorded value.

As of December 31, 2013, the VIE hold the ICP license, which is necessary for the operation of the website and provision of value-added telecommunications services in China, and have registered 35 trademarks, including   and  , 14 copyrights and applied for 7 registered patents, which cover a variety of technologies, including those relating to data processing, search, distribution and publishing.

The VIE's business operations rely in part on the technologies covered by the registered patents to generate revenues. Such technologies include (1) the data verification and processing technology used to verify and process local merchant information; (2) the data researching technology provided to end-users enable them to find the exact information they want in the shortest time; (3) the data publishing technology provided to end-users or merchants to help them to publish their service information more efficiently.